CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 127,141	[1]	$ 95,397	$ 63,517
Other comprehensive (loss) income:
Unrealized net (loss) gain on qualifying cash flow hedging instruments	(3,950)		934	(2,302)
Other comprehensive (loss) income	(3,950)		934	(2,302)
Comprehensive income	123,191		96,331	61,215
Comprehensive income attributable to:
Owners' and Dropdown Predecessor Equity	112,468		86,468	51,965
Non-controlling interest	$ 10,723		$ 9,863	$ 9,250

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.